Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Minimum Annual Payments under Nielsen's Purchase Obligations

The amounts presented below represent the minimum annual payments under Nielsen’s purchase obligations that have initial or remaining non-cancelable terms in excess of one year. These purchase obligations include data processing, building maintenance, trade show venues, equipment purchasing, photocopiers, land and mobile telephone service, computer software and hardware maintenance, and outsourcing.

	For the Years Ending December 31,
(IN MILLIONS)	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	91	78	59	45	36	84	393
Other contractual obligations	150	47	26	12	2	2	239

Total	$241	$125	$85	$57	$38	$86	$632